Finance lease receivables - Schedule of Finance Leases and Hire Purchases (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	£ 19,285	£ 19,322
Net investment	16,907	17,135
Electric vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	996	1,336
Internal combustion engine vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	11,521	11,425
Self-charging hybrid vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	346	237
Plug-in hybrid vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	1,302	907
Other £m
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	£ 2,742	£ 3,230